Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	249,000,000	249,000,000
Common Stock, shares issued	31,580,001	31,180,001
Common Stock, shares outstanding	31,580,001	31,180,001